Commitments and contingencies - Research and Development Tax Credits (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction to research and development expenses			$ 600	$ 400
Loss Contingency, Accrual, Noncurrent					$ 2,300
Other long-term liabilities	$ 5,202		11,729	10,361
Research and Development Tax Credits
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction to research and development expenses	100	$ 400
Loss Contingency, Accrual, Noncurrent	$ 3,100		3,200
Additional research and development tax credits				600
Other long-term liabilities			$ 3,200	$ 3,000